Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued expenses and other current liabilities
Summary of accrued expenses and other current liabilities

	As of December 31,
	2024	2025
	RMB	RMB
Deposits from offline distributors, retailers and others	12,080	16,654
Professional service fee payables	33,601	78,618
Product warranty(i)	5,125	1,401
Payables on equipment	516	505
Accrued liabilities to suppliers	37,194	19,670
Payable related to employees’ exercise of share-based awards	8,269	3,753
Current portion of loan notes	—	15,494
Others	12,031	13,457
Accrued expenses and other current liabilities	108,816	149,552
(i)	Product warranty activities were as follows:

Summary of Product warranty activities

Product warranty
RMB
Balance as of January 1, 2024	3,208
Provided during the year	10,188
Utilized during the year	(8,271)
Balance as of December 31, 2024	5,125
Provided during the year	—
Adjustments to pre-existing warranty liabilities	(236)
Utilized during the year	(3,488)
Balance as of December 31, 2025	1,401